Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 30, 2018
Disclosure of detailed information about financial instruments [line items]
Nominal loan exposure		$ 2,244.0
Borrowings, adjustment to interest rate basis		100.00%
Additional expense due to interest rate		$ 9.5
Other operating income (expense)	[1]	20.6	$ 23.5	$ (5.2)
Cash and cash equivalents	[1]	320.1	302.7	$ 386.2
Hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Other operating income (expense)		3.8	0.6
Currency risk [member] | USDCNY FX forwards [member]
Disclosure of detailed information about financial instruments [line items]
Credit derivative, nominal amount		200.0
Currency risk [member] | USDTWD FX collar option [member]
Disclosure of detailed information about financial instruments [line items]
Credit derivative, nominal amount		50.0
Currency risk [member] | Other FX forwards [member]
Disclosure of detailed information about financial instruments [line items]
Credit derivative, nominal amount		237.1
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		320.1	302.7
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Nominal loan exposure		$ 1,144.0
Opco Notes [member]
Disclosure of detailed information about financial instruments [line items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, liabilities		1% higher or lower risk premium
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ 17.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		$ 17.8
Holdco Notes [member]
Disclosure of detailed information about financial instruments [line items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, liabilities		1% higher or lower risk premium
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ 3.8
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		4.2
Nominal loan exposure					$ 300.0
Local lines of credit [member]
Disclosure of detailed information about financial instruments [line items]
Nominal loan exposure		4.1
Term loan B3 [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on exchange differences on translation, net of tax		$ (30.8)	$ 5.9

[1]	The notes are an integral part of these consolidated financial statements.